Orinda SkyView Multi-Manager Hedged Equity Fund
Orinda SkyView Multi-Manager Hedged Equity Fund
October 21, 2014

Orinda SkyView Multi-Manager Hedged Equity Fund

Class A Shares (OHEAX)

Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

As noted in the Supplement dated August 15, 2014, shareholders of the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity Fund”) approved a new investment advisory agreement with Vivaldi Asset Management, LLC (“Vivaldi”) to replace Orinda Asset Management, LLC (“Orinda”) as the investment adviser for the Hedged Equity Fund and also approved the continued use of a “manager of managers” structure for the Hedged Equity Fund.  Vivaldi will assume the role of investment adviser to the Hedged Equity Fund upon the receipt of a Multi-Manager Exemptive Order (the “Exemptive Order”) from the U.S. Securities and Exchange Commission (the “SEC”) and the subsequent resignation of Orinda as investment adviser.

At a meeting held October 15-16, 2014, the Board determined that, pending receipt of the final Exemptive Order, it would be in the best interests of the Hedged Equity Fund and its shareholders to implement, to the extent possible, the will of the Board and the shareholders with regard to the new expense structure and management arrangements for the Hedged Equity Fund.  As a result, the Board determined to institute the management fee and expense cap reductions outlined in the Hedged Equity Fund’s proxy statement dated June 24, 2014 and to engage, at the request of Orinda, Vivaldi as an investment sub-adviser to the Hedged Equity Fund as well as the additional sub-advisers set forth below.

The Board also determined that, effective December 5, 2014, it will not renew the investment sub-advisory agreement with SkyView Investment Advisors, LLC (“SkyView”) after the expiration of its current term and therefore its sub-advisory agreement with the Hedged Equity Fund will terminate effective that date.  Because of the impending  termination of SkyView’s investment sub-advisory agreement, its role as Lead Sub-Adviser, as described in the Summary Prospectus and Prospectus, will be discontinued as soon as reasonably practical.  The Board also determined not to renew the investment sub-advisory agreements for the following sub-advisers: Connective Capital Management, LLC and Aria Partners GP, LLC, each of which will therefore terminate effective December 5, 2014.

Accordingly, effective October 20, 2014, the following information is applicable to the Hedged Equity Fund.

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Fees and Expenses of the Hedged Equity Fund – The Fees and Expenses of the Hedged Equity Fund table and Example beginning on page 1 of the Prospectus and on page 1 of the Summary Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Orinda SkyView Multi-Manager Hedged Equity Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Orinda SkyView Multi-Manager Hedged Equity Fund		Class A	Class I
Management Fees		1.75%	1.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)		1.72%	1.68%
Interest Expense and Dividends on Securities Sold Short		1.22%	1.23%
Shareholder Servicing Plan Fee		0.13%	0.07%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		3.75%	3.46%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.05%)	(0.05%)
Net Annual Fund Operating Expenses		3.70%	3.41%
[1]	Orinda Asset Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Hedged Equity Fund expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.45% and 2.15% of average daily net assets of the Fund's Class A and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least October 20, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Hedged Equity Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Hedged Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Hedged Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Hedged Equity Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Orinda SkyView Multi-Manager Hedged Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	854	1,585	2,334	4,290
Class I	344	1,058	1,794	3,735